TAXATION - Prepaid income taxes (Details) $ in Millions, Rp in Billions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
TAXATION
Total corporate income tax		Rp 785	Rp 601
Current portion	$ (2)	(22)	(109)
Non-current portion (Note 11)		763	492
The company
TAXATION
Total corporate income tax		610	473
Subsidiaries
TAXATION
Total corporate income tax		Rp 175	Rp 128